Schedule of Investments (unaudited)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 35.4%
Communication Services — 5.0%
Diversified Telecommunication Services — 0.9%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,000,000	$2,463,842 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,610,000	1,101,352 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	3,310,000	2,479,482 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,670,000	1,252,306 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,560,000	1,594,128 (a)
Total Diversified Telecommunication Services				8,891,110
Entertainment — 0.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	1,373,190 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,140,000	984,729 (a)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	2,500,000	2,458,877 (a)
Total Entertainment				4,816,796
Interactive Media & Services — 0.1%
Ziff Davis Inc., Senior Notes	4.625%	10/15/30	1,050,000	961,671 (a)
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	2,840,000	2,466,943 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	5.125%	8/15/27	2,540,000	2,464,997 (a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,180,000	4,152,100
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	370,000	343,152 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,950,000	1,707,393 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	2,380,000	2,507,067 (a)
Gray Television Inc., Senior Notes	7.000%	5/15/27	1,000,000	973,912 (a)
Historic TW Inc., Senior Notes	8.300%	1/15/36	2,340,000	2,507,190
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	500,000	423,603
McClatchy Co. LLC, Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	7/15/27	1,474,703	1,624,017 (a)(b)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	760,000	739,183
Total Media				19,909,557
Wireless Telecommunication Services — 1.5%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	5,050,000	4,500,062 (a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,650,000	1,414,009 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	6,450,000	6,296,263 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	200,000	147,838 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	864,000	859,271 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,152,000	1,040,177 (a)
Total Wireless Telecommunication Services				14,257,620

Total Communication Services				48,836,754
Consumer Discretionary — 6.2%
Automobile Components — 0.5%
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	3,320,000	3,341,564 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	2,120,000	2,072,859 (a)
Total Automobile Components				5,414,423
Automobiles — 0.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	670,000	560,738
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	3,205,000	3,124,875 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,040,000	3,091,102 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	1,496,000	$1,488,578 (a)
Total Automobiles				8,265,293
Broadline Retail — 0.5%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	930,000	1,028,367 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,830,000	1,594,403
Prosus NV, Senior Notes	3.061%	7/13/31	2,810,000	2,402,929 (a)
Total Broadline Retail				5,025,699
Distributors — 0.8%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	5,203,050	5,444,341 (a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,846,773	2,077,620 (a)(b)
Total Distributors				7,521,961
Diversified Consumer Services — 0.4%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,050,000	960,512 (a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	1,650,000 GBP	2,183,458 (c)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,770,000	451,350 (a)
Total Diversified Consumer Services				3,595,320
Hotels, Restaurants & Leisure — 2.2%
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,210,000	1,241,263 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	930,000	943,708 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,360,000	1,460,828 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,490,000	2,487,801 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,440,000	1,459,999 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	610,000	609,714 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	980,000	1,039,609 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	330,000	328,858 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	850,000	867,124 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	2,060,000	2,073,936 (a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,200,000 GBP	1,487,381 (c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000	598,881
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,000,000	994,988
Sands China Ltd., Senior Notes	2.850%	3/8/29	730,000	655,076
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000	181,931
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,060,000	2,077,654 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,690,000	1,826,277 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,410,000	1,484,356 (a)
Total Hotels, Restaurants & Leisure				21,819,384
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	5.700%	4/1/26	880,000	882,621
Newell Brands Inc., Senior Notes	6.375%	5/15/30	780,000	785,514 (d)
Total Household Durables				1,668,135
Specialty Retail — 0.8%
FirstCash Inc., Senior Notes	5.625%	1/1/30	20,000	19,437 (a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	1,960,000	1,686,127 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,930,000	2,665,826 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,000,000	720,838 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	1,540,000	1,496,374 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	940,000	$952,517
Total Specialty Retail				7,541,119

Total Consumer Discretionary				60,851,334
Consumer Staples — 0.3%
Beverages — 0.0%††
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	50,000	49,443 (a)
Food Products — 0.3%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	330,000	334,189 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	2,620,000	2,582,126 (a)
Total Food Products				2,916,315

Total Consumer Staples				2,965,758
Energy — 7.6%
Energy Equipment & Services — 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	1,260,000	1,278,014 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,472,000	1,333,109 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,760,000	2,469,674 (a)
Total Energy Equipment & Services				5,080,797
Oil, Gas & Consumable Fuels — 7.1%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	5,620,000	5,483,131 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,450,000	1,498,795 (a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,170,000	2,176,180 (a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,340,000	1,407,200 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	800,000	790,529 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	2,860,000	2,797,133
Energy Transfer LP, Senior Notes	5.350%	5/15/45	460,000	421,481
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	400,000	430,471 (a)
Expand Energy Corp., Senior Notes	8.375%	9/15/28	1,900,000	1,955,949
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,190,000	1,119,184
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	20,000	18,783 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	1,520,000	1,590,348 (a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	1,150,000	1,214,261 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	200,000	204,182 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.342%	9/30/29	818,919	806,635 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	2,120,000	2,142,345 (a)
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	3,380,000	3,563,700
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	1,055,000	1,091,848
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	5,420,000	6,274,078
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	540,000	401,749
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	1,820,000	1,924,877 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	1,330,000	1,312,219 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	800,000	816,718 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,392,616
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.490%	12/1/24	2,230,000	2,226,429 (g)(h)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	1,730,000	1,768,947 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,150,000	$1,106,084 (a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,970,000	2,031,143
Range Resources Corp., Senior Notes	4.750%	2/15/30	420,000	395,766 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	680,000	694,865 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	60,000	56,934 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,040,000	976,971 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	460,000	424,470 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	3,120,000	3,191,080 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	200,000	182,415 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,210,000	1,052,075 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	4,270,000	4,272,413 (a)(g)(h)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	200,000	221,186 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	540,000	561,300 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,090,000	2,282,598 (a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	3,700,000	3,349,501
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,200,000	2,783,640
YPF SA, Senior Notes	6.950%	7/21/27	1,310,000	1,279,037 (a)
Total Oil, Gas & Consumable Fuels				69,691,266

Total Energy				74,772,063
Financials — 5.1%
Banks — 3.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,570,000	2,529,567 (a)(g)(h)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	2,410,000	2,552,204 (g)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	450,000	483,176 (g)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	1,260,000	1,229,277 (g)(h)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000 EUR	3,897,764 (c)(g)(h)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.875% to 12/29/29 then EUR 5 year Swap Rate + 3.717%)	4.875%	6/29/29	1,200,000 EUR	1,262,876 (c)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,040,000	3,120,978 (a)(g)(h)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	5,030,000	5,793,469 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,420,000	1,483,416 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	2,030,000 GBP	2,704,471 (g)(h)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000 GBP	5,313,300 (g)(h)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,320,000	1,394,125 (g)
Total Banks				31,764,623
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 0.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,390,000	$1,244,189 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	0 *(e)(f)(i)
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	1,060,000	1,093,935 (g)(h)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	370,000	389,599 (a)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	3,200,000	3,362,813 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	980,000	1,070,345 (a)(g)(h)
Total Capital Markets				7,160,881
Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	1,320,000	1,361,270 (g)
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	890,000	939,110 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	940,000	1,007,960 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	890,000	923,233 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,490,000	1,491,896 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	1,550,000	1,429,037 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	160,000	164,417 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	2,240,000	2,183,084 (a)
Total Financial Services				9,500,007
Insurance — 0.0%††
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	350,000	349,995 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	890,000	923,702 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	940,000	963,070 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,886,772

Total Financials				50,662,278
Health Care — 2.7%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	1,030,000	998,550 (a)
Health Care Providers & Services — 1.5%
Akumin Inc., Senior Secured Notes (9.000% PIK)	9.000%	8/1/27	2,780,000	2,382,377 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	690,000	583,432 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	2,420,000	1,896,874 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	3,320,000	3,240,758 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	820,000	684,605 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,170,000	1,255,368 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	2,500,000	2,737,827 (a)
Option Care Health Inc., Senior Notes	4.375%	10/31/29	736,000	678,007 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	970,000	994,551 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	504,175 (a)
Total Health Care Providers & Services				14,957,974
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 1.1%
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,200,000	$1,179,078 (a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,090,000	985,087 (a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000 GBP	2,131,292 (a)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,480,000	1,584,299 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,800,000	1,750,995
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	700,000	680,357
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	3,470,000	2,450,082
Total Pharmaceuticals				10,761,190

Total Health Care				26,717,714
Industrials — 3.9%
Aerospace & Defense — 0.1%
Bombardier Inc., Senior Notes	7.875%	4/15/27	1,054,000	1,056,737 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	30,000	30,545 (a)
Total Aerospace & Defense				1,087,282
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	1,080,000	1,039,082 (a)
Building Products — 0.1%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	940,000	948,424 (a)
Commercial Services & Supplies — 0.8%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	2,080,000	1,988,544
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,430,000	2,606,328
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	110,000	115,145
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	2,370,000	2,443,155 (a)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	1,616,406	622,316 (a)
Total Commercial Services & Supplies				7,775,488
Construction & Engineering — 0.4%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	243,108
Empire Communities Corp., Senior Notes	9.750%	5/1/29	860,000	899,623 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,380,000	2,614,466 (a)
Total Construction & Engineering				3,757,197
Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,481,000	1,396,965 (a)
XPO Inc., Senior Secured Notes	6.250%	6/1/28	550,000	559,343 (a)
Total Ground Transportation				1,956,308
Machinery — 0.3%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,613,000	1,565,914
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	1,010,000	994,266 (a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,120,000	1,066,852 (a)
Total Machinery				3,627,032
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	980,000	996,898 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,620,000	1,703,522 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	1,150,000	1,152,875 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,461,999	909,980 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,772,000	2,347,775 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
United Airlines Pass-Through Trust	4.875%	1/15/26	336,000	$333,201
US Airways Pass-Through Trust	3.950%	11/15/25	301,325	296,871
Total Passenger Airlines				7,741,122
Professional Services — 0.3%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,190,000	2,207,257 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	1,030,000	929,817 (a)
Total Professional Services				3,137,074
Trading Companies & Distributors — 0.2%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,590,000	1,469,628 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	470,000	477,977 (a)
Total Trading Companies & Distributors				1,947,605
Transportation Infrastructure — 0.6%
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	2,640,000 GBP	3,363,511 (c)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	2,340,000	2,403,746 (a)
Total Transportation Infrastructure				5,767,257

Total Industrials				38,783,871
Information Technology — 1.4%
Communications Equipment — 0.7%
CommScope LLC, Senior Secured Notes	6.000%	3/1/26	2,480,000	2,424,095 (a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	2,060,000	2,021,375 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	390,000	345,913 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,120,000	1,065,230 (a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,070,000	1,000,099 (a)
Total Communications Equipment				6,856,712
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	910,000	939,905 (a)
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	920,000	944,600 (a)
Software — 0.4%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	1,440,000	1,481,102 (a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	2,400,000	2,485,802 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	304,200	179,607 (a)
Total Software				4,146,511
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes (13.000% PIK)	13.000%	12/15/30	780,189	920,623 (a)(b)

Total Information Technology				13,808,351
Materials — 1.4%
Chemicals — 0.4%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	470,000	484,547 (a)
OCP SA, Senior Notes	6.750%	5/2/34	2,310,000	2,414,066 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	790,000	682,404
Total Chemicals				3,581,017
Containers & Packaging — 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	850,000	180,510 (a)(b)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,010,000	$1,008,065 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	200,000	120,225 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,470,000	883,654 (a)
Total Containers & Packaging				2,192,454
Metals & Mining — 0.6%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,820,000	3,001,616 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	930,000	924,468 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	900,000	911,596 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	380,000	365,033
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	20,000	20,163 (a)
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	825,000	899,054
Total Metals & Mining				6,121,930
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,790,000	1,502,310

Total Materials				13,397,711
Real Estate — 0.8%
Diversified REITs — 0.5%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,970,000	1,865,461
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	3,170,000	2,799,822
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes	10.500%	2/15/28	410,000	437,123 (a)
Total Diversified REITs				5,102,406
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,180,000	1,118,570
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,040,000	105,300 *(c)(j)
Cushman & Wakefield U.S. Borrower LLC, Senior Secured Notes	8.875%	9/1/31	900,000	970,487 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	940,576	963,973 (a)
Total Real Estate Management & Development				2,039,760

Total Real Estate				8,260,736
Utilities — 1.0%
Electric Utilities — 0.8%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	570,000	578,367 (a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	2,850,000	2,828,748 (g)(h)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	1,870,000	1,869,200 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	1,760,000	1,763,718 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	990,000	1,024,456 (a)
Total Electric Utilities				8,064,489
Independent Power and Renewable Electricity Producers — 0.2%
TransAlta Corp., Senior Notes	7.750%	11/15/29	250,000	264,213
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — continued
TransAlta Corp., Senior Notes	6.500%	3/15/40	1,820,000	$1,874,284
Total Independent Power and Renewable Electricity Producers				2,138,497

Total Utilities				10,202,986
Total Corporate Bonds & Notes (Cost — $359,588,025)				349,259,556
Collateralized Mortgage Obligations(k) — 21.5%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	6.655%	9/15/34	2,100,000	1,978,341 (a)(g)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	9.192%	7/25/36	219,739	192,266 (g)
Angel Oak Mortgage Trust, 2022-3 A3	4.142%	1/25/67	1,040,511	960,263 (a)(g)
ARES1, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	6.293%	10/15/34	2,790,000	2,790,941 (a)(g)
BANK, 2017-BNK7 A5	3.435%	9/15/60	640,000	613,932
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	593,883
BANK, 2022-BNK44 D	4.000%	11/15/32	2,110,000	1,637,520 (a)(g)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	899,094 (a)
BANK, 2024-BNK48 A5	5.053%	9/15/34	1,730,000	1,722,226
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 D	3.250%	2/15/50	1,150,000	1,018,076 (a)
Benchmark Mortgage Trust, 2019-B11 XA, IO	0.968%	5/15/52	17,006,273	558,061 (g)
Benchmark Mortgage Trust, 2018-B1 A5	3.666%	1/15/51	870,000	835,434 (g)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	2,571,000	2,219,753 (a)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.351%	7/15/35	2,710,000	2,707,420 (a)(g)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.240%	2/15/39	2,900,000	2,905,565 (a)(g)
BOCA Commercial Mortgage Trust, 2024-BOCA E (1 mo. Term SOFR + 4.437%)	9.241%	8/15/41	2,020,000	2,025,885 (a)(g)
BRAVO Residential Funding Trust, 2022-R1 A, Step bond (3.125% to 1/29/25 then 6.125%)	3.125%	1/29/70	2,676,278	2,641,826 (a)
BX Commercial Mortgage Trust, 2019-IMC E (1 mo. Term SOFR + 2.196%)	7.000%	4/15/34	980,000	958,033 (a)(g)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	7.750%	4/15/34	1,950,000	1,896,786 (a)(g)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	1,280,000	1,125,830 (a)(g)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	3,335,000	2,827,930 (a)(g)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.910%	2/15/39	1,668,876	1,660,048 (a)(g)
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	1,530,000	1,505,449 (a)(g)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.492%	5/15/34	2,070,000	2,059,318 (a)(g)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	10.589%	5/15/37	1,000,000	996,925 (a)(g)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	7.163%	10/15/36	3,100,000	3,081,852 (a)(g)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	6.518%	2/15/36	2,390,000	2,356,868 (a)(g)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	6.855%	9/15/34	1,351,656	1,304,985 (a)(g)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.255%	8/15/39	662,332	664,815 (a)(g)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	7.494%	4/15/41	3,085,912	3,098,400 (a)(g)
CAFL Issuer LLC, 2023-RTL1 A1	7.553%	12/28/30	2,210,000	2,248,611 (a)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	1,210,000	1,161,702
CFK Trust, 2020-MF2 E	3.458%	3/15/39	1,700,000	1,185,031 (a)(g)
CIM Trust, 2023-R4 A1	5.000%	5/25/62	464,145	459,436 (a)(g)
Citigroup Commercial Mortgage Trust, 2014-GC23 C	4.390%	7/10/47	769,044	727,263 (g)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.369%	9/15/48	958,000	916,373 (g)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,500,000	1,358,927 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.863%	9/15/50	20,761,952	$385,458 (g)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	1,970,000	2,009,223 (a)(g)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	1,078,083	1,078,757 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.363%	8/15/48	2,960,000	2,444,790 (g)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	205,770 (a)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.294%	7/15/32	2,900,000	2,717,720 (a)(g)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,071,253 (a)
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	7.768%	7/15/38	1,493,280	1,498,650 (a)(g)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	8.618%	7/15/38	2,391,026	2,405,080 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.320%	6/25/30	1,485,299	88,974 (g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	7.857%	12/25/50	3,000,000	3,247,022 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 B2 (30 Day Average SOFR + 4.750%)	9.607%	1/25/51	2,110,000	2,270,118 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.357%	10/25/33	590,000	661,689 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.907%	1/25/34	2,350,000	2,524,071 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.257%	10/25/41	860,000	886,459 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	9.607%	2/25/42	1,220,000	1,286,693 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.607%	2/25/42	1,670,000	1,750,412 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	1,637,091	1,513,641 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,747,010	1,697,870 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.867%	11/25/57	3,732,233	1,379,973 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,450,557	1,402,909 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,570,000	2,378,122 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	3,867,374 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	3,684,652 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	2,150,000	2,025,530 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	2,560,000	2,385,189 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.106%	9/25/47	627,265	489,161 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA3 B2 (30 Day Average SOFR + 8.264%)	13.121%	7/25/49	1,809,000	2,067,995 (a)(g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 1B1 (30 Day Average SOFR + 4.264%)	9.121%	2/25/30	2,050,000	$2,200,742 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	8.971%	5/25/30	2,440,000	2,641,097 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (30 Day Average SOFR + 3.664%)	8.521%	7/25/30	1,370,000	1,474,136 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	8.721%	10/25/30	1,660,000	1,802,982 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.071%	9/25/31	451,612	479,313 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.071%	7/25/39	426,626	444,544 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (30 Day Average SOFR + 3.514%)	8.371%	10/25/39	2,453,694	2,538,644 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	8.007%	12/25/41	670,000	687,717 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	10.407%	1/25/43	2,260,000	2,485,324 (a)(g)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	592,797	6 (g)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.137%	3/15/41	1,240,000	1,251,392 (a)(g)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.551%	11/15/32	2,030,000	1,993,772 (a)(g)
GS Mortgage Securities Corp. Trust, 2020-DUNE F (1 mo. Term SOFR + 3.514%)	8.324%	12/15/36	3,740,000	3,625,510 (a)(g)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.764%)	7.568%	5/15/26	1,300,000	743,427 (a)(g)
GS Mortgage Securities Corp. Trust, 2024-70P E	8.965%	3/10/41	2,625,000	2,685,303 (a)(g)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	2,680,000	2,479,638
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	2,520,000	2,121,108 (a)(g)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	480,266	420,248 (a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	5.252%	4/25/36	1,256,274	1,052,189 (a)(g)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	5.774%	6/20/35	1,542,818	1,426,359 (g)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	10.387%	10/15/41	2,210,000	2,217,491 (a)(g)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	5.492%	8/25/35	43,086	40,297 (g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.392%	11/25/36	1,025,814	848,832 (g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. Term SOFR + 3.139%)	7.990%	7/5/33	2,640,000	1,536,825 (a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. Term SOFR + 3.214%)	8.018%	9/15/29	1,480,000	947,840 (a)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.183%	11/15/38	2,880,000	2,818,795 (a)(g)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.224%	8/15/38	2,479,637	2,426,875 (a)(g)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (6.500% to 4/25/25 then 7.500%)	6.500%	4/25/61	2,664,993	2,653,156 (a)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	6.291%	11/18/29	2,500,000	2,495,780 (a)(g)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	494,655	498,790 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	7.519%	4/15/38	1,840,000	$1,830,418 (a)(g)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	6.868%	5/15/38	2,080,000	2,066,288 (a)(g)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.576%	12/15/48	750,000	664,436 (g)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	660,000	608,686
Morgan Stanley Capital Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	6.367%	12/15/38	1,750,000	1,649,631 (a)(g)
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.087%	10/15/54	8,891,329	429,406 (g)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	5.352%	4/25/35	855,245	659,907 (g)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	836,519
MSWF Commercial Mortgage Trust, 2023-2 C	7.018%	12/15/56	1,240,000	1,308,073 (g)
Multifamily CAS Trust, 2019-01 M10 (30 Day Average SOFR + 3.364%)	8.221%	10/25/49	1,934,760	1,959,380 (a)(g)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	8.721%	3/25/50	1,730,661	1,763,816 (a)(g)
Multifamily Trust, 2016-1 B	6.602%	4/25/46	375,413	374,789 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,750,000	1,146,316 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	293,794 (a)(g)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	9.932%	3/15/39	750,000	724,160 (a)(g)
New Residential Mortgage Loan Trust, 2017-5A B5	6.553%	6/25/57	736,199	687,502 (a)(g)
New Residential Mortgage Loan Trust, 2024-NQM1 A1	6.129%	3/25/64	531,250	534,867 (a)
Nomura Resecuritization Trust, 2015-8R 4A4	4.401%	11/25/47	1,290,334	1,120,123 (a)(g)
NYMT Loan Trust Series, 2024-BPL1 A1	7.154%	2/25/29	1,010,000	1,017,887 (a)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	715,671	720,184 (a)
ONNI Commerical Mortgage Trust, 2024-APT D	7.004%	7/15/39	2,940,000	2,940,895 (a)(g)
PMT Credit Risk Transfer Trust, 2020-1R A (30 Day Average SOFR + 3.464%)	8.321%	2/25/25	877,891	878,569 (a)(g)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	7.557%	12/27/33	1,385,140	1,404,144 (a)(g)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A1	7.500%	2/25/30	2,430,000	2,438,592 (a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.318%	5/15/38	1,570,000	1,454,148 (a)(g)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	6.754%	1/15/39	3,180,000	3,127,067 (a)(g)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	8.154%	1/15/39	600,000	567,461 (a)(g)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	6,190,000	2,970,706 (a)(g)
Structured Asset Mortgage Investments Trust, 2006-AR5 2A1 (1 mo. Term SOFR + 0.534%)	5.272%	5/25/46	102,221	67,701 (g)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	5.202%	4/25/35	1,219,704	1,082,949 (a)(g)
Towd Point Mortgage Trust, 2015-1 B1	4.731%	10/25/53	1,230,000	1,160,026 (a)(g)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	2,885,000	2,208,493 (a)(g)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	520,417	499,358
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	75,985	75,370
Verus Securitization Trust, 2022-INV1 B1	5.817%	8/25/67	2,500,000	2,483,815 (a)(g)
Verus Securitization Trust, 2023-4 B1	8.138%	5/25/68	1,050,000	1,056,658 (a)(g)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	1,173,365	1,187,760 (a)
Verus Securitization Trust, 2024-1 A3	6.118%	1/25/69	2,576,542	2,580,784 (a)
Verus Securitization Trust, 2024-INV1 A3	6.470%	3/25/69	2,920,497	2,941,732 (a)
Waikiki Beach Hotel Trust, 2019-WBM D (1 mo. Term SOFR + 2.327%)	7.131%	12/15/33	1,310,000	1,292,215 (a)(g)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	5.392%	12/25/45	22,752	22,601 (g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (12 mo. Treasury Average + 1.000%)	6.061%	2/25/46	331,986	$298,862 (g)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	650,000	651,214 (a)(g)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	1,810,000	1,790,316

Total Collateralized Mortgage Obligations (Cost — $219,581,072)				211,935,373
Senior Loans — 19.5%
Communication Services — 1.7%
Entertainment — 0.4%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	10.254%	2/10/27	3,604,944	2,372,522 (g)(l)(m)
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	7.637%	4/29/26	1,803,390	1,807,150 (g)(l)(m)
Total Entertainment				4,179,672
Media — 1.3%
Gray Television Inc., Term Loan D (1 mo. Term SOFR + 3.000%)	7.959%	12/1/28	2,227,041	2,101,458 (g)(l)(m)
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	10.094%	6/4/29	837,900	814,728 (g)(l)(m)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 5.000%)	9.696%	6/30/28	3,290,398	3,308,923 (g)(l)(m)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	8.935%	5/3/28	2,550,628	2,537,633 (g)(l)(m)
Univision Communications Inc., 2022 First Lien Replacement Term Loan A	—	6/24/27	2,190,000	2,182,247 (n)
Univision Communications Inc., 2024 First Lien Replacement Term Loan (1 mo. Term SOFR + 3.614%)	8.300%	1/31/29	329,175	325,883 (f)(g)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility Y (3 mo. Term SOFR + 3.275%)	7.724%	3/31/31	1,410,000	1,371,521 (g)(l)(m)
Total Media				12,642,393

Total Communication Services				16,822,065
Consumer Discretionary — 3.4%
Automobile Components — 0.3%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	7.185%	5/6/30	1,655,850	1,661,174 (g)(l)(m)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.847%	3/30/27	218,866	213,429 (g)(l)(m)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.847%	3/30/27	1,645,815	1,603,436 (g)(l)(m)
Total Automobile Components				3,478,039
Broadline Retail — 0.5%
Peer Holding III BV, Term Loan Facility B4 (3 mo. Term SOFR + 3.250%)	3.296%	10/28/30	1,850,700	1,858,223 (g)(l)(m)
Peer Holding III BV, Term Loan Facility B5 (3 mo. Term SOFR + 3.000%)	7.604%	7/1/31	1,440,000	1,444,053 (g)(l)(m)
Prime Security Services Borrower LLC, 2024 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.250%)	7.107%	10/13/30	1,233,808	1,235,381 (g)(l)(m)
Total Broadline Retail				4,537,657
Diversified Consumer Services — 0.0%††
Adtalem Global Education Inc., 2024 Second Repricing Term Loan (1 mo. Term SOFR + 2.750%)	7.435%	8/12/28	334,501	334,921 (g)(l)(m)
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.300%	4/13/28	330,000	82,650 (g)(l)(m)
Total Diversified Consumer Services				417,571
Hotels, Restaurants & Leisure — 1.7%
Allwyn International A.S., Term Loan B	—	6/2/31	1,755,600	1,755,600 (n)
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	7.935%	8/17/28	3,735,096	3,746,768 (g)(l)(m)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.435%	2/6/31	2,298,450	$2,303,300 (g)(l)(m)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	7.435%	2/6/30	793,800	795,618 (g)(l)(m)
Flutter Entertainment PLC, Term Loan B (3 mo. Term SOFR + 2.000%)	6.604%	11/29/30	2,987,425	2,990,412 (g)(l)(m)
Four Seasons Hotels Ltd., 2024 Term Loan B (1 mo. Term SOFR + 1.750%)	6.435%	11/30/29	1,875,682	1,877,089 (g)(l)(m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	6.935%	3/14/31	3,044,700	3,043,284 (g)(l)(m)
Total Hotels, Restaurants & Leisure				16,512,071
Specialty Retail — 0.8%
Gannett Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 5.000%)	9.804%	10/15/29	140,000	140,177 (e)(g)(l)(m)
Harbor Freight Tools USA Inc., Initial Term Loan	7.185- 7.241%	6/11/31	2,154,600	2,105,055 (g)(l)(m)
Lids Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.600%)	10.381%	12/14/26	2,541,262	2,525,380 (f)(g)(l)(m)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.741%	7/15/31	3,040,000	3,045,426 (g)(l)(m)
Total Specialty Retail				7,816,038
Textiles, Apparel & Luxury Goods — 0.1%
Varsity Brands Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.821%	8/26/31	1,250,000	1,246,619 (g)(l)(m)

Total Consumer Discretionary				34,007,995
Consumer Staples — 0.5%
Beverages — 0.4%
Triton Water Holdings Inc., 2024 Incremental Term Loan (3 mo. Term SOFR + 4.000%)	8.604%	3/31/28	1,975,075	1,984,545 (g)(l)(m)
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.115%	3/31/28	1,915,286	1,918,983 (g)(l)(m)
Total Beverages				3,903,528
Food Products — 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.864%)	12.550%	10/1/26	260,000	230,209 (g)(l)(m)
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.050%	12/23/28	632,919	389,508 (g)(l)(m)

Total Consumer Staples				4,523,245
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
NGP XI Midstream Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.604%	7/25/31	720,000	721,354 (g)(l)(m)

Financials — 3.7%
Banks — 0.2%
Mercury Borrower Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.300%	8/2/28	2,237,126	2,244,117 (g)(l)(m)
Capital Markets — 0.5%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.254%	11/12/27	2,742,476	2,619,065 (g)(l)(m)
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.604%	3/5/29	1,323,350	1,318,612 (g)(l)(m)
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan	—	9/11/31	81,468	81,643 (o)
Focus Financial Partners LLC, Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.935%	9/11/31	758,532	760,159 (g)(l)(m)
Total Capital Markets				4,779,479
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.685%	3/12/29	1,546,125	$1,555,100 (g)(l)(m)
Financial Services — 1.6%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	7.104%	1/31/31	1,350,000	1,355,488 (g)(l)(m)
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.718%	10/31/31	159,810	159,985 (g)(l)(m)
CTC Holdings LP, Term Loan (3 mo. Term SOFR + 5.150%)	10.271%	2/20/29	2,104,530	2,078,224 (f)(g)(l)(m)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.615%	4/7/28	1,180,000	1,160,825 (g)(l)(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	4/9/27	363,850	359,385 (g)(l)(m)
Greystone Select Holdings LLC, Term Loan B (3 mo. Term SOFR + 5.262%)	9.879%	6/16/28	2,239,200	2,233,602 (g)(l)(m)
Jane Street Group LLC, Repriced Term Loan (1 mo. Term SOFR + 2.000%)	6.685%	1/26/28	4,389,734	4,390,107 (g)(l)(m)(n)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.685%	7/31/31	1,730,700	1,727,914 (g)(l)(m)
VFH Parent LLC, Term Loan B1 (1 mo. Term SOFR + 2.750%)	7.435%	6/21/31	1,860,000	1,866,687 (g)(l)(m)
Total Financial Services				15,332,217
Insurance — 0.9%
Accession Risk Management Group Inc., 2022 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.335- 9.807%	11/1/29	273,027	272,345 (g)(l)(m)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan (3 mo. Term SOFR + 0.118%)	5.500%	11/1/29	93,664	93,547 (f)(g)(l)(m)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 4.750%)	9.335- 9.807%	11/1/29	1,307,869	1,306,235 (f)(g)(l)(m)
Accession Risk Management Group Inc., Term Loan (3 mo. Term SOFR + 4.750%)	9.335- 9.807%	11/1/29	515,054	513,766 (g)(l)(m)
Accession Risk Management Group Inc., Term Loan B (3 mo. Term SOFR + 4.750%)	9.335- 9.807%	11/1/29	186,809	186,342 (g)(l)(m)
Accession Risk Management Group Inc., Term Loan C (3 mo. Term SOFR + 4.750%)	9.335- 9.807%	11/1/29	372,606	371,674 (g)(l)(m)
AssuredPartners Inc., 2024 Term Loan (1 mo. Term SOFR + 3.500%)	8.185%	2/14/31	1,703,900	1,708,279 (g)(l)(m)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.050%	7/31/27	1,544,000	1,534,103 (g)(l)(m)
HIG Finance 2 Ltd., 2024 Refinancing Term Loan 2 (1 mo. Term SOFR + 3.500%)	8.185%	4/18/30	453,100	455,178 (g)(l)(m)
Sedgwick Claims Management Services Inc., 2024 Term Loan (3 mo. Term SOFR + 3.000%)	7.585%	7/31/31	2,227,020	2,230,271 (g)(l)(m)
Total Insurance				8,671,740
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	7.550%	5/15/26	786,041	782,110 (f)(g)(l)(m)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (1 mo. Term SOFR + 3.614%)	8.300%	3/11/28	835,253	824,812 (f)(g)(l)(m)
Blackstone Mortgage Trust Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.061%	4/23/26	1,815,164	1,802,685 (g)(l)(m)
Total Mortgage Real Estate Investment Trusts (REITs)				3,409,607

Total Financials				35,992,260
Health Care — 2.3%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.935%	10/23/28	1,020,000	1,021,040 (g)(l)(m)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — continued
Medline Borrower LP, Term Loan B (1 mo. Term SOFR + 2.750%)	7.435%	10/23/28	1,134,300	$1,136,631 (g)(l)(m)
Total Health Care Equipment & Supplies				2,157,671
Health Care Providers & Services — 1.5%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.717%	11/30/28	1,594,566	1,181,573 (g)(l)(m)
EyeCare Partners LLC, Term Loan C (3 mo. Term SOFR + 6.850%)	11.467%	11/30/28	279,867	55,973 (f)(g)(l)(m)
LifePoint Health Inc., 2024 Incremental Term Loan (3 mo. Term SOFR + 4.000%)	8.632%	5/19/31	728,175	730,221 (g)(l)(m)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.406%	5/16/31	4,235,651	4,243,869 (g)(l)(m)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	7.935%	2/21/31	1,208,728	1,210,342 (g)(l)(m)
Sonrava Health Holdings LLC, Second Lien Term Loan Facility A (3 mo. Term SOFR + 6.928%)	11.499%	8/18/28	4,970,008	2,360,754 (g)(l)(m)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.835%	5/30/31	3,210,000	3,219,036 (g)(l)(m)
Team Services Group LLC, Incremental Term Loan (1 mo. Term SOFR + 5.250%)	9.935%	12/20/27	490,000	487,550 (g)(l)(m)
Team Services Group LLC, Senior Secured First Lien Term Loan	—	12/20/27	658,295	654,180 (n)
Total Health Care Providers & Services				14,143,498
Health Care Technology — 0.4%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.094%	5/1/31	1,320,152	1,322,219 (g)(l)(m)
Cotiviti Inc., Initial Term Loan	7.625%	5/1/31	1,280,000	1,287,469 (l)(m)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 4.512%)	9.569%	9/1/28	1,885,700	1,426,975 (g)(l)(m)
Total Health Care Technology				4,036,663
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.704%	10/1/27	2,382,113	2,295,166 (g)(l)(m)

Total Health Care				22,632,998
Industrials — 3.8%
Aerospace & Defense — 0.5%
Chromalloy Corp., Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	3/27/31	1,466,325	1,441,764 (g)(l)(m)(n)
Ovation Parent Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	8.104%	4/21/31	2,250,000	2,261,610 (g)(l)(m)
Vertex Aerospace Services Corp., 2023 Term Loan (1 mo. Term SOFR + 2.750%)	7.435%	12/6/30	1,505,202	1,508,100 (g)(l)(m)
Total Aerospace & Defense				5,211,474
Building Products — 0.3%
EMRLD Borrower LP, Initial Term Loan B (3 mo. Term SOFR + 2.500%)	7.557%	5/31/30	2,075,849	2,075,848 (g)(l)(m)
EMRLD Borrower LP, Second Amendment Incremental Term Loan (3 mo. Term SOFR + 2.500%)	7.557%	8/4/31	350,000	350,156 (g)(l)(m)
Total Building Products				2,426,004
Commercial Services & Supplies — 1.5%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	10.104%	1/31/31	2,633,400	2,516,543 (g)(l)(m)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	8.286%	2/1/29	1,833,657	1,833,657 (g)(l)(m)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	9.935%	4/4/29	1,079,722	1,101,992 (g)(l)(m)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.050%	8/31/28	1,534,200	1,461,326 (g)(l)(m)
LTR Intermediate Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	9.300%	5/5/28	1,029,409	1,015,254 (g)(l)(m)
Neptune Bidco US Inc., Term Loan A (3 mo. Term SOFR + 4.850%)	9.508%	10/11/28	2,594,166	2,402,198 (g)(l)(m)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.400%)	9.004%	8/31/28	2,378,175	$2,382,634 (f)(g)(l)(m)
Vortex Opco LLC, Second Out New Money Term Loan (3 mo. Term SOFR + 4.364%)	9.118%	12/17/28	1,833,000	1,273,935 (g)(l)(m)
WIN Waste Innovations Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 2.864%)	7.550%	3/24/28	756,093	722,068 (g)(l)(m)
Total Commercial Services & Supplies				14,709,607
Construction & Engineering — 0.2%
Brown Group Holding LLC, Incremental Term Loan Facility B2	7.335- 7.807%	7/1/31	326,694	326,873 (g)(l)(m)
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.435%	7/1/31	1,983,651	1,984,871 (g)(l)(m)
Total Construction & Engineering				2,311,744
Machinery — 0.6%
Alliance Laundry Systems LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	8.185%	8/19/31	2,590,000	2,598,456 (g)(l)(m)
Crown Equipment Corp., Initial Term Loan (1 mo. Term SOFR + 2.500%)	7.324%	10/10/31	490,000	491,228 (g)(l)(m)
Dynamo Us Bidco Inc., USD Term Loan Facility B	—	9/25/31	2,180,000	2,186,813 (f)(n)
Terex Corp., USD Term Loan (1 mo. Term SOFR + 2.000%)	6.685%	10/8/31	660,000	660,927 (g)(l)(m)
Total Machinery				5,937,424
Passenger Airlines — 0.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.367%	10/20/27	445,220	454,260 (g)(l)(m)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	7.385%	2/22/31	2,716,350	2,725,803 (g)(l)(m)
Total Passenger Airlines				3,180,063
Professional Services — 0.4%
Ryan LLC, Delayed Draw Term Loan	—	11/14/30	280,000	279,738 (o)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.185%	11/14/30	2,606,900	2,604,463 (g)(l)(m)
Ryan LLC, Initial Term Loan	—	11/14/30	590,000	589,448 (n)
Total Professional Services				3,473,649

Total Industrials				37,249,965
Information Technology — 3.5%
Communications Equipment — 0.3%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	12.185%	7/31/29	2,880,000	2,806,805 (g)(l)(m)
Electronic Equipment, Instruments & Components — 0.0%††
Lorca Telecom Bidco SA, Term Loan Facility B4 (3 mo. Term SOFR + 3.500%)	8.104%	3/25/31	587,050	588,761 (g)(l)(m)
IT Services — 1.2%
Amentum Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.935%	9/29/31	2,770,000	2,773,116 (g)(l)(m)
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 3.250%)	7.935%	10/30/30	540,000	541,350 (f)(g)(l)(m)
Leia Finco US LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.887%	10/9/31	3,750,000	3,720,319 (g)(l)(m)
Nielsen Consumer Inc., Amendment No. 9 Dollar Term Loan (1 mo. Term SOFR + 4.750%)	9.435%	3/6/28	1,650,000	1,647,682 (g)(l)(m)
Project Alpha Intermediate Holding Inc., 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.750%)	8.335%	10/28/30	1,980,050	1,989,614 (g)(l)(m)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.433%	11/20/28	1,353,664	1,356,202 (f)(g)(l)(m)
Total IT Services				12,028,283
Software — 1.9%
CB Buyer Inc., Delayed Draw Term Loan	—	7/1/31	226,394	224,130 (e)(f)(o)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
CB Buyer Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	9.854%	7/1/31	803,606	$795,570 (e)(f)(g)(l)(m)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.535%	10/8/28	1,271,782	1,255,090 (g)(l)(m)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.685%	10/16/26	2,482,352	2,410,835 (g)(l)(m)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.685%	2/19/29	1,580,000	1,338,394 (g)(l)(m)
Mitchell International Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.935%	6/17/31	3,230,000	3,207,665 (g)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.104%	7/1/31	2,890,000	2,776,813 (g)(l)(m)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 4.750%)	9.354%	2/10/27	441,068	442,171 (g)(l)(m)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 4.750%)	9.354%	2/10/27	1,694,721	1,698,957 (g)(l)(m)
Planview Parent Inc., 2024 First Lien Incremental Term Loan A (3 mo. Term SOFR + 3.750%)	8.354%	12/17/27	2,990,517	2,994,256 (g)(l)(m)
Planview Parent Inc., 2024 Second Lien Incremental Term Loan A (3 mo. Term SOFR + 6.000%)	10.604%	12/18/28	660,000	647,899 (g)(l)(m)
Red Planet Borrower LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.600%)	8.285%	10/2/28	970,000	933,106 (g)(l)(m)
Total Software				18,724,886
Technology Hardware, Storage & Peripherals — 0.1%
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	12.354%	6/16/26	844,200	818,874 (g)(l)(m)

Total Information Technology				34,967,609
Materials — 0.2%
Chemicals — 0.1%
A-Ap Buyer Inc., Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.854%	9/9/31	900,000	904,500 (f)(g)(l)(m)
Metals & Mining — 0.1%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,373,006	1,372,540 (e)(f)(l)(m)

Total Materials				2,277,040
Utilities — 0.1%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.750%)	7.446%	9/30/31	1,180,000	1,181,262 (g)(l)(m)

Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	9.881%	4/29/31	1,540,000	1,530,375 (e)(f)(g)(l)(m)

Total Senior Loans (Cost — $196,916,820)				191,906,168
			Face Amount†/ Units
Asset-Backed Securities — 12.0%
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.617%	4/20/36	580,000	583,825 (a)(g)
AIMCO CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	7.547%	1/17/32	1,450,000	1,456,046 (a)(g)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.156%	1/15/37	980,000	995,934 (a)(g)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.937%	4/20/35	1,440,000	1,445,337 (a)(g)
Apidos CLO, 2015-22A DR (3 mo. Term SOFR + 7.012%)	11.629%	4/20/31	1,000,000	1,008,827 (a)(g)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	8.318%	4/15/34	1,500,000	1,509,375 (a)(g)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A D	3.710%	8/20/27	5,000,000	4,729,424 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Bain Capital Credit CLO Ltd., 2023-1A AN (3 mo. Term SOFR + 1.830%)	6.477%	4/16/36	2,630,000	$2,640,167 (a)(g)
Balboa Bay Loan Funding Ltd., 2022-1A D (3 mo. Term SOFR + 4.000%)	8.617%	4/20/34	1,080,000	1,087,594 (a)(g)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	7.829%	10/20/30	1,540,000	1,548,782 (a)(g)
Battalion CLO Ltd., 2017-11A DR (3 mo. Term SOFR + 3.912%)	8.546%	4/24/34	2,150,000	2,099,911 (a)(g)
Birch Grove CLO Ltd., 19A D1RR (3 mo. Term SOFR + 3.850%)	8.497%	7/17/37	1,250,000	1,272,669 (a)(g)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	8.026%	10/20/37	1,430,000	1,445,912 (a)(g)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	11.409%	4/19/34	1,380,000	1,349,089 (a)(g)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	5.452%	7/25/36	2,177,602	1,946,805 (a)(g)
Buckhorn Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.382%)	6.014%	7/18/34	2,670,000	2,675,223 (a)(g)
Buckhorn Park CLO Ltd., 2019-1A DR (3 mo. Term SOFR + 3.362%)	7.994%	7/18/34	700,000	701,856 (a)(g)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.672%)	11.328%	4/15/34	2,370,000	2,279,090 (a)(g)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	8.317%	4/20/37	790,000	802,164 (a)(g)
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	560,000	547,895 (a)
Dryden Senior Loan Fund, 2016-43A ER3 (3 mo. Term SOFR + 6.662%)	11.279%	4/20/34	2,610,000	2,509,779 (a)(g)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	8.294%	7/18/30	750,000	751,182 (a)(g)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	6.759%	10/25/33	370,820	359,713 (g)
Flatiron CLO Ltd., 2018-1A C (3 mo. Term SOFR + 1.962%)	6.609%	4/17/31	1,700,000	1,707,483 (a)(g)
Fortress Credit BSL Ltd., 2021-4A E (3 mo. Term SOFR + 7.392%)	12.048%	10/15/34	1,000,000	962,354 (a)(g)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	8.071%	11/22/31	1,020,000	1,022,166 (a)(g)
Golub Capital Partners CLO Ltd., 2021-53A E (3 mo. Term SOFR + 6.962%)	11.579%	7/20/34	1,000,000	1,006,845 (a)(g)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.576%	4/25/36	570,000	572,866 (a)(g)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.642%	10/25/37	1,060,000	1,075,387 (a)(g)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	9.868%	4/15/31	1,820,000	1,819,974 (a)(g)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	8.557%	4/17/34	1,520,000	1,524,652 (a)(g)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.877%	4/28/37	1,680,000	1,714,109 (a)(g)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	1,718,406	213,596 (p)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.797%	12/25/35	1,190,000	1,136,240 (g)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	9.867%	10/20/36	340,000	350,843 (a)(g)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	12.308%	4/15/34	700,000	698,249 (a)(g)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	6.127%	2/25/35	1,424,023	1,402,538 (g)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	7.567%	10/20/29	1,510,000	1,516,770 (a)(g)
Madison Park Funding Ltd., 2019-35A ER (3 mo. Term SOFR + 6.362%)	10.979%	4/20/32	1,600,000	1,614,103 (a)(g)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.556%	7/15/36	1,000,000	1,004,573 (a)(g)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.226%	10/25/33	2,020,000	2,042,756 (a)(g)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	8.409%	1/20/32	1,400,000	1,378,138 (a)(g)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	6.002%	8/25/37	1,568,520	1,350,409 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. Term SOFR + 0.939%)	5.677%	12/25/33	1,326,992	1,321,291 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	5.662%	4/25/34	1,504,574	1,517,019 (g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.038%	7/15/31	580,000	577,679 (a)(g)
MVW LLC, 2021-1WA D	3.170%	1/22/41	337,574	317,809 (a)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	5.232%	3/26/35	823,384	744,287 (g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	5.352%	7/27/37	3,000,000	$2,345,917 (g)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	5.142%	1/25/33	359,995	342,394 (g)
Neuberger Berman CLO Ltd., 2014-18A DR2 (3 mo. Term SOFR + 6.182%)	10.799%	10/21/30	1,000,000	1,004,522 (a)(g)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	7.818%	4/15/34	1,575,000	1,587,006 (a)(g)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	8.368%	10/13/31	1,520,000	1,522,223 (a)(g)
Ocean Trails CLO, 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.488%	10/15/34	1,750,000	1,750,518 (a)(g)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	6.617%	1/20/35	2,450,000	2,457,279 (a)(g)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	8.317%	4/26/36	1,250,000	1,257,875 (a)(g)
OCP CLO Ltd., 2023-27A DR (3 mo. Term SOFR + 3.350%)	7.997%	7/16/35	2,090,000	2,095,500 (a)(g)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	5.939%	1/20/31	552,207	553,146 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.467%	7/19/37	1,680,000	1,687,252 (a)(g)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	5.782%	8/25/35	1,050,000	884,573 (g)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.567%	7/20/37	2,390,000	2,418,264 (a)(g)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.656%	4/15/31	1,360,000	1,369,469 (a)(g)
Palmer Square Loan Funding Ltd., 2024-1A B (3 mo. Term SOFR + 1.800%)	6.911%	10/15/32	1,920,000	1,923,649 (a)(g)
Parallel Ltd., 2017-1A CR (3 mo. Term SOFR + 2.262%)	6.879%	7/20/29	1,000,000	1,003,489 (a)(g)
Peace Park CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.262%)	10.879%	10/20/34	1,250,000	1,258,205 (a)(g)
Pioneer Aircraft Finance Ltd., 2019-1 A	3.967%	6/15/44	832,909	783,725 (a)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	1,244,663	913,678
RAD CLO Ltd., 2023-21A D (3 mo. Term SOFR + 4.400%)	9.026%	1/25/33	1,240,000	1,245,337 (a)(g)
Renew, 2024-1A B	9.001%	11/20/59	1,155,256	1,157,599 (a)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.129%	7/20/34	1,820,000	1,797,029 (a)(g)
SMB Private Education Loan Trust, 2015-C R	13.623%	9/18/46	1,092	313,086 (a)(p)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	467,616	408,644 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.072%	2/25/36	3,096,717	65,067 (a)(g)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	902,125	910,640 (a)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,630,247	1,373,380 (a)
Symphony CLO Ltd., 2018-20A E (3 mo. Term SOFR + 6.552%)	11.199%	1/16/32	2,250,000	2,261,134 (a)(g)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	8.018%	10/13/32	480,000	482,487 (a)(g)
TCI-Symphony CLO Ltd., 2016-1A ER2 (3 mo. Term SOFR + 7.012%)	11.668%	10/13/32	2,830,000	2,840,102 (a)(g)
Trinitas CLO Ltd., 2023-26A C (3 mo. Term SOFR + 2.950%)	7.567%	1/20/35	1,350,000	1,355,884 (a)(g)
Valley Stream Park CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.150%)	8.767%	10/20/34	1,480,000	1,491,439 (a)(g)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	11.829%	4/20/34	2,750,000	2,751,138 (a)(g)
VR Funding LLC, 2020-1A B	4.220%	11/15/50	1,309,151	1,250,967 (a)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. Term SOFR + 0.284%)	5.022%	7/25/47	4,053,692	2,953,584 (g)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	6.767%	4/20/36	2,920,000	2,935,710 (a)(g)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	8.568%	10/15/31	790,000	793,285 (a)(g)

Total Asset-Backed Securities (Cost — $123,254,604)				117,883,931
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 6.4%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	770,000	$699,584 (a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	740,000	620,361 (c)
Total Angola				1,319,945
Argentina — 0.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	38,438
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	426,123	287,775
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	8,125,192	4,661,829 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	982,668	563,806 (c)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	355,007	347,019 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	637,561	599,307 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	330,000	310,200 (c)
Total Argentina				6,808,374
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	8.950%	10/15/32	910,000	935,852 (c)
Brazil — 0.5%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	5,354,000 BRL	805,732
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	28,652,000 BRL	4,384,486
Total Brazil				5,190,218
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	360,000	334,890 (c)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	2,010,000	1,842,491 (c)
Total Dominican Republic				2,177,381
Ecuador — 0.0%††
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/25 then 6.900%)	5.500%	7/31/35	500,000	278,133 (c)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	5.875%	2/16/31	640,000	531,098 (c)
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	1,060,000	912,329 (c)
Total Egypt				1,443,427
El Salvador — 0.1%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	670,000	665,813 (a)
Ethiopia — 0.1%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	850,000	664,664 *(c)(q)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	47,040	43,731 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	355,740	305,936 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	511,560	357,517 (a)
Total Ghana				707,184
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	1,510,000	1,505,798 (a)
Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	910,000	907,730 (a)
Total Ivory Coast				2,413,528
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	110,000,000 JMD	$738,580
Jordan — 0.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	1,120,000	1,150,661 (a)
Jordan Government International Bond, Senior Notes	7.500%	1/13/29	850,000	868,437 (c)
Total Jordan				2,019,098
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	2,120,000	2,133,804 (a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	590,000	477,161 (c)
Total Kenya				2,610,965
Mexico — 2.0%
Mexican Bonos, Senior Notes	8.500%	5/31/29	149,100,000 MXN	7,073,184
Mexican Bonos, Senior Notes	7.750%	11/23/34	234,420,000 MXN	10,037,487
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,190,000	2,130,137
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,240,000	988,053
Total Mexico				20,228,861
Mozambique — 0.1%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	700,000	586,703 (c)
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,220,000	1,102,804 (c)
Senegal — 0.1%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	830,000	687,344 (c)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	870,000	537,225 *(c)(q)
Supranational — 1.1%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	880,000,000 INR	10,613,013
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	89,899	43,595 (c)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	335,938	126,397 (c)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	329,149	157,383 (c)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	283,891	139,107 (c)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	576,012	268,414 (c)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	236,576	115,023 (c)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	740,586	341,202 (c)
Total Ukraine				1,191,121

Total Sovereign Bonds (Cost — $65,205,331)				62,920,233
Convertible Bonds & Notes — 0.6%
Communication Services — 0.5%
Media — 0.5%
DISH Network Corp., Senior Notes	0.000%	12/15/25	5,070,000	4,532,884
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Media — continued
Gannett Co. Inc., Senior Secured Notes		6.000%	12/1/27	210,000	$252,540 (a)

Total Communication Services					4,785,424
Health Care — 0.1%
Health Care Technology — 0.1%
Multiplan Corp., Senior Notes (6.000% Cash or 7.000% PIK)		6.000%	10/15/27	1,880,000	1,175,000 (a)(b)

Total Convertible Bonds & Notes (Cost — $5,255,832)					5,960,424
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes		3.875%	7/2/40	27,573,432 UYU	708,384
Uruguay Government International Bond, Senior Notes		3.400%	5/16/45	5,828,829 UYU	141,471

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $859,199)					849,855
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
E-mini Russell 2000 Index, Call @ $2,400.000		12/20/24	70	7,688,282	67,200
E-mini S&P 500 Index Futures, Put @ $5,000.000		11/15/24	14	3,993,815	4,725
E-mini S&P 500 Index Futures, Put @ $5,100.000		11/15/24	37	10,555,083	15,540
E-mini S&P 500 Index Futures, Put @ $5,000.000		12/20/24	20	5,705,450	25,750
E-mini S&P 500 Index Futures, Put @ $5,400.000		12/20/24	46	13,122,535	143,175

Total Exchange-Traded Purchased Options (Cost — $405,168)					256,390
	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.43 Index , Put @ 104.500bps, 500.000bps quarterly payments paid by the Fund, maturing on 12/20/29	Goldman Sachs Group Inc.	12/18/24	8,720,000	8,720,000	29,179
Credit default swaption to buy protection on Markit CDX.NA.IG.42 Index, Put @ 60.000bps, 100.000bps quarterly payments paid by the Fund, maturing on 6/20/29	Goldman Sachs Group Inc.	11/20/24	45,900,000	45,900,000	12,681
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.246CNY	JPMorgan Chase & Co.	11/8/24	11,674,770	11,674,770	11,214
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.190CNY	Bank of America N.A.	11/12/24	6,099,000	6,099,000	18,274
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.182CNY	Morgan Stanley & Co. Inc.	11/25/24	7,357,000	7,357,000	30,328

Total OTC Purchased Options (Cost — $229,538)					101,676

Total Purchased Options (Cost — $634,706)					358,066
				Shares
Common Stocks — 0.0%††
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd. (Cost — $0)				1,388	129,849 *(e)(f)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $45,244)		5/28/28	47,253	$8,957 *
	Rate	Maturity Date	Face Amount†
Mortgage-Backed Securities — 0.0%††
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold (Cost — $1,604)	7.000%	8/1/30	1,600	1,613
Total Investments before Short-Term Investments (Cost — $971,342,437)				941,214,025
			Shares
Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,059,522)	4.821%		6,059,522	6,059,522 (r)(s)
Total Investments — 96.1% (Cost — $977,401,959)				947,273,547
Other Assets in Excess of Liabilities — 3.9%				38,872,076
Total Net Assets — 100.0%				$986,145,623

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)	The maturity principal is currently in default as of October 31, 2024.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of October 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)
All or a portion of this loan is unfunded as of October 31, 2024. The interest rate for fully unfunded term loans is to be determined. At October 31, 2024, the total principal amount and market value of unfunded commitments totaled $587,862 and $585,511, respectively.

(p)	Rate shown is the current yield based on income received over the trailing twelve months.
(q)	The coupon payment on this security is currently in default as of October 31, 2024.
(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2024, the total market value of investments in Affiliated Companies was $6,059,522 and the cost was $6,059,522 (Note 2).

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At October 31, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
E-mini S&P 500 Index Futures, Put (Premiums received — $36,923)	11/15/24	$4,600.000	37	$10,555,083	$(7,123)

OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.IG.42 Index, Put, 100.000bps quarterly payments received by the Fund, maturing on 6/20/29	Goldman Sachs Group Inc.	11/20/24	80.000 bps	91,800,000	$91,800,000 ‡	$(7,653)
Credit default swaption to sell protection on Markit CDX.NA.IG.43 Index , Put, 100.000bps quarterly payments received by the Fund, maturing on 12/20/29	Goldman Sachs Group Inc.	12/18/24	65.000 bps	39,200,000	39,200,000 ‡	(29,364)
Total OTC Written Options (Premiums received — $171,975)						(37,017)
Total Written Options (Premiums received — $208,898)						$(44,140)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
At October 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SONIA	4	3/25	$1,221,890	$1,230,135	$8,245
Australian 10-Year Bonds	91	12/24	7,035,092	6,698,047	(337,045)
Euro-Bund	286	12/24	41,338,909	41,002,519	(336,390)
U.S. Treasury 2-Year Notes	835	12/24	173,278,281	171,964,335	(1,313,946)
U.S. Treasury 5-Year Notes	665	12/24	72,842,237	71,310,863	(1,531,374)
U.S. Treasury 10-Year Notes	134	12/24	14,808,592	14,802,813	(5,779)
U.S. Treasury Ultra 10-Year Notes	31	12/24	3,556,835	3,526,250	(30,585)
U.S. Treasury Ultra Long-Term Bonds	392	12/24	52,547,403	49,245,000	(3,302,403)
United Kingdom Long Gilt Bonds	182	12/24	23,191,727	22,069,298	(1,122,429)
					(7,971,706)
Contracts to Sell:
Euro-Bobl	19	12/24	2,454,211	2,441,835	12,376
U.S. Treasury Long-Term Bonds	4	12/24	496,368	471,875	24,493
					36,869
Net unrealized depreciation on open futures contracts					$(7,934,837)

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
SONIA	—	Sterling Overnight Index Average
At October 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	84,748,071	USD	15,412,607	Goldman Sachs Group Inc.	11/4/24	$(763,165)
BRL	84,748,071	USD	14,667,625	Goldman Sachs Group Inc.	11/4/24	(18,182)
USD	14,667,625	BRL	84,748,071	Goldman Sachs Group Inc.	11/4/24	18,183
USD	14,870,691	BRL	84,748,071	Goldman Sachs Group Inc.	11/4/24	221,249
CNH	5,339,715	USD	762,000	Bank of America N.A.	11/14/24	(11,441)
USD	762,065	CNH	5,339,715	Bank of America N.A.	11/14/24	11,506
BRL	84,748,071	USD	14,823,612	Goldman Sachs Group Inc.	12/3/24	(221,523)
USD	984,585	BRL	5,691,000	Goldman Sachs Group Inc.	12/3/24	4,026
USD	1,083,874	BRL	6,260,134	Goldman Sachs Group Inc.	12/3/24	5,254
CNH	7,101,675	USD	999,188	Bank of America N.A.	1/16/25	3,160
CNH	11,363,000	USD	1,598,875	Bank of America N.A.	1/16/25	4,928
EUR	660,000	USD	717,588	Bank of America N.A.	1/16/25	2,767
EUR	670,000	USD	728,263	Bank of America N.A.	1/16/25	3,007
EUR	736,351	USD	799,078	Bank of America N.A.	1/16/25	4,611
EUR	1,240,000	USD	1,342,120	Bank of America N.A.	1/16/25	11,275
GBP	200,000	USD	259,559	Bank of America N.A.	1/16/25	(1,725)
GBP	1,020,000	USD	1,321,221	Bank of America N.A.	1/16/25	(6,269)
GBP	1,375,743	USD	1,789,300	Bank of America N.A.	1/16/25	(15,735)
USD	9,655,143	CNH	67,670,000	Bank of America N.A.	1/16/25	104,028
USD	1,526,000	EUR	1,400,000	Bank of America N.A.	1/16/25	(2,027)
USD	19,653,686	EUR	17,829,384	Bank of America N.A.	1/16/25	193,847
USD	29,117,891	GBP	22,230,198	Bank of America N.A.	1/16/25	459,415
CAD	610,000	USD	444,089	BNP Paribas SA	1/16/25	(4,780)
CAD	1,220,000	USD	888,442	BNP Paribas SA	1/16/25	(9,826)
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,330,000	USD	965,659	BNP Paribas SA	1/16/25	$(7,823)
CAD	1,570,000	USD	1,142,750	BNP Paribas SA	1/16/25	(12,071)
CHF	517,910	USD	602,238	BNP Paribas SA	1/16/25	2,809
NOK	19,090,000	USD	1,744,165	BNP Paribas SA	1/16/25	(8,246)
USD	298,747	CAD	414,740	BNP Paribas SA	1/16/25	60
USD	6,301,829	CAD	8,644,621	BNP Paribas SA	1/16/25	76,167
USD	10,422,677	CHF	8,835,751	BNP Paribas SA	1/16/25	100,342
CAD	430,000	USD	310,538	Citibank N.A.	1/16/25	(862)
CAD	690,000	USD	499,450	Citibank N.A.	1/16/25	(2,528)
CAD	690,000	USD	499,494	Citibank N.A.	1/16/25	(2,571)
CAD	760,000	USD	548,988	Citibank N.A.	1/16/25	(1,653)
CAD	1,390,000	USD	1,007,379	Citibank N.A.	1/16/25	(6,332)
CAD	1,390,000	USD	1,006,512	Citibank N.A.	1/16/25	(5,465)
CAD	1,390,000	USD	1,006,866	Citibank N.A.	1/16/25	(5,819)
EUR	290,000	USD	317,525	Citibank N.A.	1/16/25	(1,006)
INR	63,890,000	USD	756,878	Citibank N.A.	1/16/25	362
CHF	340,000	USD	395,758	Goldman Sachs Group Inc.	1/16/25	1,445
CHF	440,000	USD	512,510	Goldman Sachs Group Inc.	1/16/25	1,519
CHF	580,000	USD	675,461	Goldman Sachs Group Inc.	1/16/25	2,122
NOK	12,850,000	USD	1,172,644	Goldman Sachs Group Inc.	1/16/25	(4,149)
NOK	13,340,000	USD	1,211,690	Goldman Sachs Group Inc.	1/16/25	1,363
USD	298,203	NOK	3,269,405	Goldman Sachs Group Inc.	1/16/25	905
AUD	1,330,000	USD	886,420	JPMorgan Chase & Co.	1/16/25	(10,598)
AUD	1,630,000	USD	1,080,949	JPMorgan Chase & Co.	1/16/25	(7,573)
AUD	4,152,531	USD	2,796,107	JPMorgan Chase & Co.	1/16/25	(61,611)
EUR	3,074,000	USD	3,378,301	JPMorgan Chase & Co.	1/16/25	(23,191)
JPY	422,050,000	USD	2,795,198	JPMorgan Chase & Co.	1/16/25	11,398
JPY	845,362,999	USD	5,779,074	JPMorgan Chase & Co.	1/16/25	(157,483)
USD	397,799	AUD	606,290	JPMorgan Chase & Co.	1/16/25	(1,451)
USD	602,844	JPY	91,529,610	JPMorgan Chase & Co.	1/16/25	(5,820)
USD	1,238,316	MXN	24,755,000	JPMorgan Chase & Co.	1/16/25	17,236
USD	2,540,321	MXN	49,809,336	JPMorgan Chase & Co.	1/16/25	83,394
CAD	1,460,000	USD	1,061,209	Morgan Stanley & Co. Inc.	1/16/25	(9,750)
Net unrealized depreciation on open forward foreign currency contracts						$(44,297)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
At October 31, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	150,377,000BRL	1/2/26	BRL-CDI**	11.035%**	$(386,183)	—	$(386,183)
JPMorgan Chase & Co.	94,720,000BRL	1/2/29	BRL-CDI**	10.230%**	(1,212,923)	—	(1,212,923)
Total					$(1,599,106)	—	$(1,599,106)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	113,420,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(454,380)	$22,313	$(476,693)
	198,820,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(801,058)	47,520	(848,578)
	39,245,000MXN	3/1/30	28-Day MXN TIIE - Banxico every 28 days	8.970% every 28 days	(44,914)	—	(44,914)
	323,190,000MXN	6/30/34	28-Day MXN TIIE - Banxico every 28 days	9.250% every 28 days	(329,304)	—	(329,304)
Total					$(1,629,656)	$69,833	$(1,699,489)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at October 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.092%, due 11/16/24)[4]	1,790,000EUR	12/20/24	0.346%	1.000% quarterly	$1,752	$397	$1,355

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at October 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. Inc. (Mercedes- Benz Group AG, 1.000%, due 11/15/27)	1,790,000EUR	12/20/24	0.165%	1.000% quarterly	$(2,238)	$(757)	$(1,481)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ford Motor Co., 4.346%, due 12/8/26	$3,110,000	6/20/26	0.542%	5.000% quarterly	$219,923	$147,426	$72,497
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2024
 Western Asset Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ford Motor Co., 4.346%, due 12/8/26	$1,742,000	6/20/29	1.535%	5.000% quarterly	$248,934	$236,586	$12,348
Lennar Corp., 4.750%, due 11/29/27	3,100,000	12/20/29	0.781%	1.000% quarterly	31,247	42,796	(11,549)
Nabors Industries Inc., 5.750%, due 2/1/25	2,096,000	6/20/29	5.670%	1.000% quarterly	(361,971)	(307,287)	(54,684)
Total	$10,048,000				$138,133	$119,521	$18,612

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
General Motors Co., 4.200%, due 10/1/27	$3,110,000	6/20/26	0.300%	5.000% quarterly	$(232,362)	$(197,986)	$(34,376)
General Motors Co., 4.200%, due 10/1/27	1,742,000	6/20/29	1.010%	5.000% quarterly	(290,885)	(274,654)	(16,231)
MDC Holdings Inc., 3.850%, due 1/15/30	3,100,000	12/20/29	0.352%	1.000% quarterly	(93,428)	(86,881)	(6,547)
Transocean Inc., 8.000%, due 2/1/27	2,096,000	6/20/29	3.881%	1.000% quarterly	238,639	234,996	3,643
Total	$10,048,000				$(378,036)	$(324,525)	$(53,511)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[6]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$16,638,000	12/20/29	5.000% quarterly	$1,140,856	$1,160,173	$(19,317)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$4,929,000	3/6/25	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$1,640	—	$1,640

See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

 Western Asset Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available.
[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[6]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.708%
BRL-CDI	10.650%
Daily SOFR Compound	4.900%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
EUR	—	Euro
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Income Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$73,965,428	$806,635	$74,772,063
Financials	—	50,662,278	0 *	50,662,278
Other Corporate Bonds & Notes	—	223,825,215	—	223,825,215
Collateralized Mortgage Obligations	—	211,935,373	—	211,935,373
Senior Loans:
Communication Services	—	16,496,182	325,883	16,822,065
Consumer Discretionary	—	31,482,615	2,525,380	34,007,995
Financials	—	30,907,332	5,084,928	35,992,260
Health Care	—	22,577,025	55,973	22,632,998
Industrials	—	32,680,518	4,569,447	37,249,965
Information Technology	—	32,050,357	2,917,252	34,967,609
Materials	—	—	2,277,040	2,277,040
Sovereign Bonds	—	—	1,530,375	1,530,375
Other Senior Loans	—	6,425,861	—	6,425,861
Asset-Backed Securities	—	117,883,931	—	117,883,931
Sovereign Bonds	—	62,920,233	—	62,920,233
Convertible Bonds & Notes	—	5,960,424	—	5,960,424
Non-U.S. Treasury Inflation Protected Securities	—	849,855	—	849,855
Purchased Options:
Exchange-Traded Purchased Options	$256,390	—	—	256,390
OTC Purchased Options	—	101,676	—	101,676
Common Stocks	—	—	129,849	129,849
Warrants	—	8,957	—	8,957
Mortgage-Backed Securities	—	1,613	—	1,613
Total Long-Term Investments	256,390	920,734,873	20,222,762	941,214,025
Short-Term Investments†	6,059,522	—	—	6,059,522
Total Investments	$6,315,912	$920,734,873	$20,222,762	$947,273,547
Other Financial Instruments:
Futures Contracts††	$45,114	—	—	$45,114
Forward Foreign Currency Contracts††	—	$1,346,378	—	1,346,378
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	1,752	—	1,752
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	84,845	—	84,845
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	3,643	—	3,643
OTC Total Return Swaps	—	1,640	—	1,640
Total Other Financial Instruments	$45,114	$1,438,258	—	$1,483,372
Total	$6,361,026	$922,173,131	$20,222,762	$948,756,919

Western Asset Income Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$7,123	—	—	$7,123
OTC Written Options	—	$37,017	—	37,017
Futures Contracts††	7,979,951	—	—	7,979,951
Forward Foreign Currency Contracts††	—	1,390,675	—	1,390,675
OTC Interest Rate Swaps	—	1,599,106	—	1,599,106
Centrally Cleared Interest Rate Swaps††	—	1,699,489	—	1,699,489
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	2,238	—	2,238
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	66,233	—	66,233
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	57,154	—	57,154
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	19,317	—	19,317
Total	$7,987,074	$4,871,229	—	$12,858,303

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	—	$173	—	$(173)	$806,635
Financials	$161,400	—	—	(161,400)	—
Senior Loans:
Communication Services	—	143	$7	3,483	—
Consumer Discretionary	5,746,126	4,247	1,385	(43,140)	—
Energy	719,100	204	—	2,050	—
Financials	8,685,817	5,695	1,546	(6,830)	88,629
Health Care	2,131,558	(282)	—	159,813	8,591
Industrials	5,254,201	314	(70,212)	116,129	2,169,100
Information Technology	4,895,912	870	21,430	(49,007)	—
Materials	1,356,464	26	—	22,800	897,750
Sovereign Bonds	1,522,675	—	—	7,700	—
Common Stocks:
Materials	193,546	—	—	(63,697)	—
Total	$30,666,799	$11,390	$(45,844)	$(12,272)	$3,970,705

Western Asset Income Fund 2024 Quarterly Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of October 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2024[1]
Corporate Bonds & Notes:
Energy	—	—	—	$806,635	$(173)
Financials	—	—	—	0 *	—
Senior Loans:
Communication Services	$(825)	$323,075	—	325,883	3,483
Consumer Discretionary	(137,812)	—	$(3,045,426)	2,525,380	(16,597)
Energy	—	—	(721,354)	—	—
Financials	(112,200)	—	(3,577,729)	5,084,928	(566)
Health Care	(6,187)	57,646	(2,295,166)	55,973	(10,264)
Industrials	(1,438,760)	—	(1,461,325)	4,569,447	19,143
Information Technology	(3,056,748)	3,877,911	(2,773,116)	2,917,252	(41,674)
Materials	—	—	—	2,277,040	22,800
Sovereign Bonds	—	—	—	1,530,375	7,700
Common Stocks:
Materials	—	—	—	129,849	(63,697)
Total	$(4,752,532)	$4,258,632	$(13,874,116)	$20,222,762	$(79,845)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2024. The following transactions were effected in such company for the period ended October 31, 2024.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$38,944,014	$65,337,430	65,337,430	$98,221,922	98,221,922

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$170,531	—	$6,059,522

Western Asset Income Fund 2024 Quarterly Report